Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies [Abstract]
Accumulated other comprehensive income	$ 1,880	$ (520)
Translation of foreign currencies	$ 1
VAT rates range	17.00%
Tax benefit	50.00%
Tax profit	10.00%
Registered capital	50.00%
Advertising expenses	$ 2,010	$ 600
Minimum [Member]
Summary of Significant Accounting Policies [Abstract]
Estimated useful lives	5 years
Maximum [Member]
Summary of Significant Accounting Policies [Abstract]
Estimated useful lives	10 years